INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Concentration Risk [Line Items]
Percentage	40.00%	38.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage	13.00%	9.00%	7.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage	6.00%	7.00%	9.00%
Customer D [Member]
Concentration Risk [Line Items]
Percentage		7.00%	27.00%